Financial Risk Management (Details 1) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Financial Risk Management [Abstract]
Cash and cash equivalents	$ 2,804,096	$ 1,754,433	$ 4,759,711
Insured amount		70,618
Non-insured amount		$ 1,683,815